Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Trade accounts receivable	$ 3,645	$ 5,103
Allowance for credit losses	(50)	(50)
Accounts receivable from other related parties	223
Other accounts receivable	7
Total accounts receivable, net of allowance for credit losses	$ 3,825	$ 5,053